Statements of Shareholder's Equity (USD $) In Thousands	Total	Common stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Balance, beginning of year at Dec. 31, 2008		$ 2,500	$ 140,000	$ 482,982	$ (108,914)
Net income	36,370			36,370
Cumulative effect of change in accounting principle				20,376	(20,376)
Forgiveness of payable due to an affiliate (see Note 4)			529	77
Change in unrealized net capital gains and losses	(153,340)				153,340
Balance, end of year at Dec. 31, 2009	706,884	2,500	140,529	539,805	24,050
Net income	10,297			10,297
Change in unrealized net capital gains and losses	(109,160)				109,160
Balance, end of year at Dec. 31, 2010	826,341	2,500	140,529	550,102	133,210
Net income	72,165			72,165
Forgiveness of payable due to an affiliate (see Note 4)				351
Change in unrealized net capital gains and losses	(51,803)				51,803
Change in unrealized foreign currency translation adjustments	170				(170)
Balance, end of year at Dec. 31, 2011	$ 950,490		$ 140,529	$ 622,618	$ 184,843